Segment Information - Reconciliation from Trading Profit Under IFRS to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 570	$ 674	$ 1,881	$ 2,040
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(56)	(3)	(98)	(32)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	259	435	963	1,227
Development costs, net [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(39)	(75)	(181)	(240)
Restructuring provisions [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(56)	(3)	(98)	(32)
Interest Expense Net [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(150)	(128)	(449)	(382)
Other Adjustments [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ (66)	$ (33)	$ (190)	$ (159)